As filed with the Securities and Exchange Commission on August 25, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC.
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
Charlotte Amalie, St. Thomas, U.S. Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

PRUDENT BEAR FUND
Schedule of Investments
June 30, 2005
(unaudited)

Shares/Units		Value
	COMMON STOCKS - 18.3% *
	BASIC MATERIALS - 13.3% *
37,500	Abacus Mining & Exploration Corporation ** (3)	$7,345
	Anatolia Minerals Development Ltd.
900,000	(Acquired 12/15/2004, Cost $1,275,345) ** (2) (3) (4) r	859,416
817,100	Aquiline Resources, Inc. ** (3) (5)	920,300
	Aquiline Resources, Inc.
1,153,846	(Acquired 9/03/2003, Cost $640,387) ** (2) (3) (4) (5) r	1,299,578
1,000,000	Bear Creek Mining Corporation ** (3)	612,120
150,000	Bema Gold Corporation ** (1) (3) (6)	358,500
40,000	Cameco Corporation (3)	1,790,000
2,267,700	Capstone Gold Corp. ** (3) (5)	1,443,629
	Capstone Gold Corp.
1,533,333	(Acquired 1/26/2004, Cost $877,085) ** (2) (3) (4) (5) r	683,289
	Capstone Gold Corp.
1,411,765	(Acquired 12/15/2004, Cost $968,061) ** (2) (3) (4) (5) r	629,115
2,236,100	Cardero Resource Corporation ** (3) (5)	5,767,048
	Cardero Resource Corporation
750,000	(Acquired 12/15/2003, Cost $921,600) ** (2) (3) (4) (5) r	1,934,299
1,777,778	Cascadero Copper Corporation ** (3) (5)	399,012
500,000	Dianor Resources Inc. ** (3)	134,666
	East Asia Minerals Corporation
1,127,038	(Acquired 3/03/2005, Cost $402,548) ** (2) (3) (4) r	562,944
179,700	Eldorado Gold Corporation ** (3)	476,658
	Exploration Capital Partners, LP
33	(Acquired 10/14/1998, Cost $29,714) ** (4) r	3,590,179
	First Majestic Resource Corp.
550,000	(Acquired 5/07/2004, Cost $607,338) ** (2) (3) (4) r	646,399
857,143	Franklin Lake Resources Inc. ** (5)	617,143
2,311,600	Fronteer Development Group Inc. ** (3) (5) (7)	4,490,192
	Fronteer Development Group Inc.
909,091	(Acquired 3/30/2004, Cost $762,155) ** (2) (3) (4) (5) r	1,412,699
	Fronteer Development Group Inc.
400,000	(Acquired 2/16/2005, Cost $567,569) ** (2) (3) (4) (5) r	621,587
	Gateway Gold Corp.
1,000,000	(Acquired 9/05/2003, Cost $720,800) ** (2) (3) (4) (5) r	571,312
	Gateway Gold Corp.
300,000	(Acquired 3/04/2004, Cost $618,568) ** (2) (3) (4) (5) r	171,394
	Gold Canyon Resources, Inc.
1,155,000	(Acquired 8/26/2004, Cost $484,003) ** (2) (3) (4) r	584,452
1,100,000	Goldcrest Resources Ltd. ** (3)	175,066
1,298,265	Golden Cycle Gold Corporation ** (4) (5)	2,596,530
500,000	Golden Star Resources Ltd. ** (1) (3) (6)	1,550,000
1,300,000	International KRL Resources Corp. ** (3)	217,507
286,600	Laramide Resources Ltd. ** (3)	371,919
110,200	Linear Gold Corp. ** (3)	449,704
	Mag Silver Corporation
2,000,000	(Acquired 4/15/2003, Cost $677,191) ** (2) (3) (4) (5) r	992,451
	MCM Custom Milling Corporation
52,574	(Acquired 12/1997 - 4/1998, Cost $0) r	53
120,000	Nevsun Resources Ltd. ** (3)	233,095
	Niblack Mining Corp.
222,500	(Acquired 3/30/2004, Cost $0) ** (2) (3) (4) r	—
600,000	North American Tungsten Corporation Ltd. ** (3)	759,029
455,700	Northern Lion Gold Corp. ** (3) (5)	167,366
	Northern Lion Gold Corp.
2,400,000	(Acquired 4/28/2003 & 5/03/2004, Cost $546,512) ** (2) (3) (4) (5) r	617,017
200,000	Odyssey Resources Limited ** (3)	7,346
301,699	Orezone Resources Inc. ** (3)	393,975
	Palladon Ventures Ltd.
1,809,523	(Acquired 2/27/2004, Cost $958,383) ** (2) (3) (4) (5) r	719,969
3,235,000	Pershing Resources Corporation Inc. ** (4) (5)	29,115
168,307	Riddarhyttan Resources AB ** (3)	231,599
	Rimfire Minerals Corporation
1,821,403	(Acquired 4/15/2002 & 4/13/2004, Cost $552,066) ** (2) (3) (4) (5) r	1,579,466
566,000	Ross River Minerals Inc. ** (3)	127,035
2,842,300	Sabina Resources Limited ** (3) (5) (6)	1,391,863
	Sabina Resources Limited
750,000	(Acquired 11/05/2003 , Cost $283,050) ** (2) (3) (4) (5) r	293,818
891,000	Santoy Resources Ltd. ** (3)	305,423
1,000,000	Southern Cross Resources Inc. ** (3)	759,029
35,000	Southwestern Resources Corp. ** (1) (3) (6)	304,509
706,100	Sunridge Gold Corp. ** (3) (5)	461,033
	Sunridge Gold Corp.
666,667	(Acquired 9/12/2003, Cost $476,076) ** (2) (3) (4) (5) r	435,286
568,411	Tournigan Gold Corporation ** (3)	185,566
263,400	Trade Winds Ventures Inc. ** (3) (5)	126,836
	Trade Winds Ventures Inc.
1,825,000	(Acquired 6/29/2004, Cost $1,001,743) ** (2) (3) (4) (5) r	703,040
	Trade Winds Ventures Inc.
800,000	(Acquired 11/30/2004, Cost $847,500) ** (2) (3) (4) (5) r	308,182
	Vedron Gold Inc.
1,600,000	(Acquired 2/23/2004, Cost $602,883) ** (2) (3) (4) r	195,878
992,600	Viceroy Exploration Ltd. ** (3) (7)	2,649,094
	Viceroy Exploration Ltd.
303,030	(Acquired 12/01/2004, Cost $561,545) ** (2) (3) (4) r	727,866
707,600	Wolfden Resources Inc. ** (3)	1,501,538
	YGC Resources Ltd.
666,667	(Acquired 4/13/2005, Cost $332,532) ** (2) (3) (4) r	326,464
		52,476,943

	CHEMICALS - 0.0% *
89,250	Pioneer Companies, Inc. **	9

	HEALTH CARE - 2.1% *
1,250,000	ADVENTRX Pharmaceuticals Inc. **	2,875,000
635,367	Cardima, Inc. **	43,840
140,000	Genitope Corporation **	1,797,600
290,780	InSite Vision Incorporated **	189,007
	InSite Vision Incorporated
143,712	(Acquired 4/28/2000, Cost $599,947) ** (2) (4) r	93,413
374,241	IRIDEX Corporation ** (5)	2,264,158
89,311	Neurobiological Technologies, Inc. **	269,719
250,000	Pro-Pharmaceuticals, Inc. **	720,000
		8,252,737

	MACHINERY - 1.6% *
359,600	Lancer Corporation **	6,418,860

	OIL AND GAS - 0.0% *
1	Viking Energy Royalty Trust (3)	6

	PIPING SYSTEMS - 0.5% *
80,000	The Shaw Group Inc. ** (1) (6)	1,720,800

	POLLUTION CONTROL - 0.7% *
3,141,045	KleenAir Systems, Inc. ** (4) (5)	446,028
866,300	Sonic Environmental Solutions Inc. ** (3) (5)	1,520,135
	Sonic Environmental Solutions Inc.
450,000	(Acquired 10/31/2003, Cost $617,220) ** (2) (3) (4) (5) r	789,635
		2,755,798

	RESTAURANTS - 0.0% *
6	Restaurant Brands New Zealand Limited (3)	7

	SATELLITE - 0.1% *
	Globalstar LLC Base Creditor Membership Interests
96,315	(Acquired 12/21/2004, Cost $359,097) ** (4) r	404,552
	Globalstar LLC Release-Based Membership Interests
11,462	(Acquired 12/21/2004, Cost $42,736) ** (4) r	48,144
		452,696

	TECHNOLOGY - 0.0% *
12,604,200	Aura Systems, Inc.** (4)	45,375

	TEXTILE - 0.0% *
310,500	Cone Mills Corporation ** (4)	—

	TOTAL COMMON STOCKS (Cost $61,850,972)	72,123,231

Contracts (100 shares per contract)

	PUT OPTIONS PURCHASED - 1.0% *
	Advanced Micro Devices, Inc.:
800	Expiration July 2005	12,000
	Exercise Price $16.00
	Affiliated Computer Services, Inc.:
300	Expiration October 2005	58,500
	Exercise Price $50.00
	Agilent Technologies, Inc.:
400	Expiration August 2005	7,000
	Exercise Price $20.00
	Ambac Financial Group, Inc.:
200	Expiration August 2005	112,000
	Exercise Price $75.00
200	Expiration November 2005	80,000
	Exercise Price $70.00
	AmeriCredit Corp.:
100	Expiration August 2005	6,750
	Exercise Price $25.00
	Apple Computer, Inc.:
300	Expiration January 2006	65,250
	Exercise Price $32.50
	Applied Materials, Inc.:
600	Expiration July 2005	111,000
	Exercise Price $18.00
	Ball Corporation:
200	Expiration August 2005	84,000
	Exercise Price $40.00
	Bank of America Corporation:
900	Expiration August 2005	56,250
	Exercise Price $45.00
300	Expiration November 2005	18,750
	Exercise Price $42.50
400	Expiration November 2005	55,000
	Exercise Price $45.00
	The Bank of New York Company, Inc.:
300	Expiration October 2005	23,250
	Exercise Price $27.50
	BB&T Corporation:
200	Expiration September 2005	9,000
	Exercise $37.50
	The Bear Stearns Companies Inc.:
300	Expiration October 2005	24,750
	Exercise $90.00
100	Expiration October 2005	27,500
	Exercise $100.00
	Brinker International, Inc.:
200	Expiration October 2005	7,000
	Exercise Price $35.00
100	Expiration January 2006	23,000
	Exercise Price $40.00
	Brunswick Corporation:
200	Expiration September 2005	57,500
	Exercise Price $45.00
	Business Objects S.A.:
400	Expiration July 2005	15,000
	Exercise Price $25.00
	Capital One Financial Corporation:
400	Expiration September 2005	10,000
	Exercise Price $65.00
	The CBOE Internet Index:
1,336	Expiration September 2005	193,720
	Exercise Price $170.00
	Cendant Corporation:
200	Expiration January 2006	10,500
	Exercise Price $20.00
350	Expiration January 2006	46,375
	Exercise Price $22.50
	Cisco Systems, Inc.:
600	Expiration July 2005	3,000
	Exercise Price $17.50
	Citigroup Inc.:
300	Expiration September 2005	10,500
	Exercise Price $42.50
900	Expiration September 2005	72,000
	Exercise Price $45.00
500	Expiration December 2005	41,250
	Exercise Price $42.50
	Countrywide Financial Corporation:
200	Expiration July 2005	1,500
	Exercise Price $30.00
200	Expiration October 2005	8,000
	Exercise Price $30.00
	Dell Inc.:
600	Expiration January 2006	126,000
	Exercise Price $40.00
	D.R. Horton, Inc.:
133	Expiration August 2005	3,990
	Exercise Price $30.00
	EchoStar Communication Corporation:
400	Expiration September 2005	17,000
	Exercise Price $27.50
	Energizer Holdings, Inc.:
300	Expiration August 2005	4,500
	Exercise Price $45.00
30	Expiration November 2005	7,800
	Exercise Price $60.00
70	Expiration February 2006	23,450
	Exercise Price $60.00
	Fair Isaac Corporation:
250	Expiration July 2005	1,250
	Exercise Price $30.00
200	Expiration July 2005	3,000
	Exercise Price $35.00
	Fannie Mae:
300	Expiration January 2006	85,500
	Exercise Price $55.00
	Freddie Mac:
200	Expiration October 2005	8,500
	Exercise Price $55.00
200	Expiration January 2006	70,000
	Exercise Price $65.00
	General Motors Corporation:
100	Expiration September 2005	19,500
	Exercise Price $32.50
	Golden West Financial Corporation:
200	Expiration August 2005	7,000
	Exercise Price $55.00
	The Goldman Sachs Group, Inc.:
400	Expiration October 2005	76,000
	Exercise Price $95.00
100	Expiration October 2005	33,500
	Exercise Price $100.00
100	Expiration January 2006	46,000
	Exercise Price $100.00
	H&R Block, Inc.:
200	Expiration October 2005	10,000
	Exercise Price $50.00
	Hewlett-Packard Company:
1,000	Expiration August 2005	7,500
	Exercise Price $20.00
	International Rectifier Corporation:
250	Expiration September 2005	15,000
	Exercise Price $40.00
	JPMorgan Chase & Co.:
600	Expiration September 2005	19,500
	Exercise Price $32.50
400	Expiration December 2005	29,000
	Exercise Price $32.50
200	Expiration December 2005	58,000
	Exercise Price $37.50
	KB HOME:
400	Expiration July 2005	3,000
	Exercise Price $50.00
	Kohl's Corporation:
200	Expiration October 2005	23,500
	Exercise Price $50.00
	Lehman Brothers Holdings Inc.:
200	Expiration July 2005	500
	Exercise Price $80.00
200	Expiration July 2005	500
	Exercise Price $85.00
200	Expiration October 2005	8,000
	Exercise Price $80.00
300	Expiration October 2005	22,500
	Exercise Price $85.00
	Lexmark International, Inc.:
500	Expiration October 2005	180,000
	Exercise Price $65.00
	Mercury Interactive Corporation:
800	Expiration October 2005	420,000
	Exercise Price $42.50
	Merrill Lynch & Co., Inc:
600	Expiration July 2005	40,500
	Exercise Price $55.00
200	Expiration October 2005	13,000
	Exercise Price $50.00
100	Expiration January 2006	29,000
	Exercise Price $55.00
	MGIC Investment Corporation:
100	Expiration December 2005	32,500
	Exercise Price $65.00
	Moody's Corporation:
400	Expiration November 2005	10,000
	Exercise Price $35.00
400	Expiration November 2005	17,000
	Exercise Price $37.50
	Nasdaq - 100 Index Tracking Stock:
200	Expiration September 2005	32,000
	Exercise Price $38.00
	Newell Rubbermaid Inc.:
300	Expiration January 2006	22,500
	Exercise Price $22.50
	Nokia Oyj - ADR:
700	Expiration July 2005	5,250
	Exercise Price $15.00
2,000	Expiration October 2005	70,000
	Exercise Price $15.00
	Nordstrom, Inc.:
200	Expiration October 2005	4,500
	Exercise Price $50.00
	NVIDIA Corporation:
500	Expiration September 2005	62,500
	Exercise Price $25.00
	The Philadelphia Semiconductor Index:
50	Expiration September 2005	31,000
	Exercise Price $390.00
	Polaris Industries Inc.:
200	Expiration December 2005	56,000
	Exercise Price $50.00
	QUALCOMM Inc.:
400	Expiration July 2005	18,000
	Exercise Price $32.50
	Rent-A-Center, Inc.:
300	Expiration September 2005	60,000
	Exercise Price $25.00
	Research In Motion Limited:
132	Expiration December 2005	68,640
	Exercise Price $65.00
	Retail HOLDRs Trust:
200	Expiration July 2005	3,500
	Exercise Price $92.00
	The Ryland Group, Inc.:
100	Expiration July 2005	500
	Exercise Price $55.00
200	Expiration July 2005	1,000
	Exercise Price $60.00
	SAP AG:
500	Expiration September 2005	6,250
	Exercise Price $37.50
	Scientific-Atlanta, Inc.:
600	Expiration January 2006	34,500
	Exercise Price $25.00
	Silicon Laboratories Inc.:
300	Expiration October 2005	138,000
	Exercise Price $30.00
	Software HOLDRs Trust (4):
800	Expiration August 2005	14,000
	Exercise Price $32.50
	SUPERVALU INC.:
200	Expiration July 2005	2,500
	Exercise Price $30.00
200	Expiration January 2006	20,500
	Exercise Price $30.00
	Texas Instruments Incorporated:
500	Expiration October 2005	27,500
	Exercise Price $25.00
	Tiffany & Co.:
300	Expiration November 2005	27,750
	Exercise Price $30.00
	Tyco International Ltd.:
1,000	Expiration January 2006	7,500
	Exercise Price $17.50
	UTStarcom, Inc.:
500	Expiration August 2005	252,500
	Exercise Price $12.50
	Wachovia Corporation:
300	Expiration July 2005	26,250
	Exercise Price $50.00
	Warner Music Group Corp.:
10	Expiration February 2006	625
	Exercise Price $15.00
	Washington Mutual, Inc.:
500	Expiration July 2005	11,250
	Exercise Price $40.00
200	Expiration October 2005	4,000
	Exercise Price $35.00
	Wells Fargo & Company:
500	Expiration October 2005	17,500
	Exercise Price $55.00
	Whirlpool Corporation:
300	Expiration September 2005	20,250
	Exercise Price $60.00
150	Expiration September 2005	24,000
	Exercise Price $65.00
	TOTAL PUT OPTIONS
	(Cost $7,357,000)	3,792,600

Shares	PREFERRED STOCK - 0.1% *
	Aura Systems, Inc.
285,300	(Acquired 3/31/2003 & 4/01/2003, Cost $2,425,000) ** (4) r	41,197
	Aura Systems, Inc.
127,000	(Acquired 8/26/2004, Cost $520,625) ** (4) r	222,250
	Maxam Gold Corporation
525,738	(Acquired 12/1997 - 4/1998, Cost $0) ** r	526
	TOTAL PREFERRED STOCK
	(Cost $2,945,625)	263,973

	WARRANTS - 0.8% *
375,000	ADVENTRX Pharmaceuticals Inc.	578,850
	Expiration February 2006
	Exercise Price $0.60
	(Acquired 2/07/2003, Cost $3,750) (4) r
578,500	Altius Minerals Corporation	680,697
	Expiration August 2005
	Exercise Price $2.00 CN
	(Acquired 7/14/2003, Cost $5,785) (4) r
450,000	Anatolia Minerals Development Ltd.	73,197
	Expiration December 2006
	Exercise Price $2.50 CN
	(Acquired 12/15/2004, Cost $4,500) (4) r
7,937,500	Aura Systems, Inc.	12,700
	Expiration August 2011
	Exercise Price $0.02
	(Acquired 8/19/2004, Cost $79,375) (4) r
766,666	Capstone Gold Corp.	29,284
	Expiration January 2006
	Exercise Price $1.00 CN
	(Acquired 1/26/2004, Cost $7,667) (4) r
705,883	Capstone Gold Corp.	106,754
	Expiration December 2007
	Exercise Price $1.25 CN
	(Acquired 12/15/2004, Cost $7,059) (4) r
196,850	Cardima, Inc.	—
	Expiration August 2005
	Exercise Price $1.91
	(Acquired 8/09/2001, Cost $19,685) (4) r
312,499	Cardima, Inc.	313
	Expiration August 2006
	Exercise Price $0.90
	(Acquired 8/05/2002, Cost $3,125) (4) r
888,889	Cascadero Copper Corporation	—
	Expiration December 2006
	Exercise Price $0.65 CN
	(Acquired 12/21/2004, Cost $8,889) (4) r
563,519	East Asia Minerals Corporation	85,361
	Expiration March 2007
	Exercise Price $1.00 CN
	(Acquired 3/03/2005, Cost $5,635) (4) r
275,000	First Majestic Resource Corp.	53,059
	Expiration May 2006
	Exercise Price $1.85 CN
	(Acquired 5/07/2004, Cost $2,750) (4) r
454,545	Fronteer Development Group Inc.	276,010
	Expiration March 2006
	Exercise Price $1.45 CN
	(Acquired 3/30/2004, Cost $4,545) (4) r
200,000	Fronteer Development Group Inc.	127,811
	Expiration February 2007
	Exercise Price $2.75 CN
	(Acquired 2/16/2005, Cost $2,000) (4) r
577,500	Gold Canyon Resources, Inc.	82,530
	Expiration February 2006
	Exercise Price $0.75 CN
	(Acquired 8/26/2004, Cost $5,775) (4) r
320,000	Golden Phoenix Minerals, Inc.	10,624
	Expiration February 2006
	Exercise Price $0.25
	(Acquired 3/19/2003, Cost $0) (4) r
147,220	Metalline Mining Co. Inc.	12,097
	Expiration June 2006
	Exercise Price $5.00
	(Acquired 6/29/2001 & 10/08/2002, Cost $1,472) (4) r
904,761	Palladon Ventures Ltd.	—
	Expiration February 2006
	Exercise Price $0.80 CN
	(Acquired 2/27/2004, Cost $9,048) (4) r
207,000	Shore Gold Inc.	332,636
	Expiration September 2005
	Exercise Price $2.75 CN
	(Acquired 9/28/2004, Cost $2,070) (4) r
225,000	Sonic Environmental Solutions Inc.	45,101
	Expiration October 2005
	Exercise Price $2.10 CN
	(Acquired 10/31/2003, Cost $2,250) (4) r
333,333	Sunridge Gold Corp.	7,019
	Expiration September 2005
	Exercise Price $1.75 CN
	(Acquired 9/12/2003, Cost $3,333) (4) r
555,556	Tournigan Gold Corporation	11,653
	Expiration November 2005
	Exercise Price $0.65 CN
	(Acquired 5/11/2004, Cost $5,556) (4) r
400,000	Trade Winds Ventures Inc.	1,665
	Expiration November 2005
	Exercise Price $1.50 CN
	(Acquired 11/30/2004, Cost $4,000) (4) r
151,515	Viceroy Exploration Ltd.	124,687
	Expiration December 2006
	Exercise Price $2.75 CN
	(Acquired 12/01/2004, Cost $1,515) (4) r
233,333	Yamana Gold Inc.	537,490
	Expiration July 2008
	Exercise Price $1.50 CN
	(Acquired 7/31/2003, Cost $2,333) (4) r
333,334	YGC Resources Ltd.	19,669
	Expiration April 2007
	Exercise Price $1.00 CN
	(Acquired 4/13/2005, Cost $3,333) (4) r
	TOTAL WARRANTS
	(Cost $195,451)	3,209,207

Principal
Amount
	CONVERTIBLE DEBENTURES - 0.1% *
	Golden Phoenix Minerals, Inc.
2,643,513	(Acquired 1/14/2000, Cost $300,000) (4) r	418,732

	TOTAL CONVERTIBLE DEBENTURES (Cost $300,000)	418,732

	U.S. TREASURY OBLIGATIONS - 78.0% *
	U.S. Treasury Bills:
2,300,000	2.596%, 7/07/2005	2,299,005
15,500,000	2.502%, 7/14/2005	15,485,995

	U.S. Treasury Notes:
57,953,000	1.500%, 7/31/2005 (6)	57,873,778
52,600,000	2.000%, 8/31/2005 (7)	52,495,221
4,642,000	1.625%, 9/30/2005	4,624,411
71,000,000	1.875%, 11/30/2005 (6)	70,586,780
7,000,000	1.875%, 12/31/2005 (6)	6,947,227
10,800,000	1.875%, 1/31/2006 (6)	10,704,658
10,500,000	1.625%, 2/28/2006 (6)	10,375,722
17,220,000	1.500%, 3/31/2006	16,970,448
18,300,000	2.250%, 4/30/2006 (7)	18,112,004
18,600,000	2.500%, 5/31/2006 (7)	18,427,801
23,500,000	2.750%, 6/30/2006 (7)	23,319,168
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $308,873,989)	308,222,218

Shares	SHORT TERM INVESTMENTS - 0.9% *
	Mutual Funds - 0.9% *
3,483,786	Treasury Cash Series II	3,483,786

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,483,786)	3,483,786

	TOTAL INVESTMENTS (Cost $385,006,823)	$391,513,747

CN-	Canadian Dollars
ADR-	American Depository Receipt
*	Calculated as a percentage of net assets.
**	Non-income producing security.
r	Restricted security.
(1)	Shares are held to cover all or a portion of a corresponding short position.
(2)	Private placement issue (trades at a discount to market value).
(3)	Foreign security.
(4)	Fair valued security.
(5)	Affiliated company.
(6)	All or a portion of the securities have been committed as collateral for open short positions.
(7)	All or a portion of the securities have been committed as collateral for futures contracts.

PRUDENT BEAR FUND
Schedule of Securities Sold Short
June 30, 2005
(unaudited)

Shares		Value
40,000	Advanced Energy Industries, Inc.	$314,400
15,000	Agnico-Eagle Mines Limited	189,000
55,000	Airgas, Inc.	1,356,850
28,000	Ambac Financial Group, Inc.	1,953,280
58,000	American Axle & Manufacturing Holdings, Inc.	1,465,660
15,000	Analog Devices, Inc.	559,650
139,000	Andrew Corporation	1,773,640
81,000	Applied Materials, Inc.	1,310,580
51,000	Avon Products, Inc.	1,930,350
46,000	Bank of America Corporation	2,098,060
150,000	Bema Gold Corporation	358,500
65,000	Benchmark Electronics, Inc.	1,977,300
46,000	Bowater Incorporated	1,489,020
15,000	Brinker International, Inc.	600,750
26,000	Brunswick Corporation	1,126,320
27,000	CarMax, Inc.	719,550
18,000	Carpenter Technology Corporation	932,400
100,000	Cendant Corporation	2,237,000
32,000	CheckFree Corp.	1,089,920
15,000	Check Point Software Technologies Ltd.	297,000
50,000	Citigroup Inc.	2,311,500
70,000	Consumer Staples Select Sector SPDR Fund	1,592,500
233,500	Convergys Corporation	3,320,370
5,000	Diagnostic Products Corporation	236,650
250,000	DIAMONDS Trust, Series I	25,687,500
62,000	Eastman Kodak Company	1,664,700
250,000	Eldorado Gold Corporation	667,500
31,000	Eli Lilly and Company	1,727,010
90,000	Ethan Allen Interiors Inc.	3,015,900
26,000	Fannie Mae	1,518,400
237,000	Financial Select Sector SPDR Fund	6,984,390
125,000	Ford Motor Company	1,280,000
25,000	Fossil, Inc.	567,500
21,000	Freddie Mac	1,369,830
90,000	Furniture Brands International, Inc.	1,944,900
25,000	General Motors Corporation	850,000
300,000	Golden Star Resources Ltd.	930,000
4,000	The Goldman Sachs Group, Inc.	408,080
30,000	Hewlett-Packard Company	705,300
40,000	The Home Depot, Inc.	1,556,000
91,700	IKON Office Solutions, Inc.	872,067
117,000	Integrated Device Technology, Inc.	1,257,750
17,000	iShares Lehman 20+ Year Treasury Bond Fund	1,643,900
30,000	iShares Russell 2000 Growth Index Fund	1,944,900
100,000	Ivanhoe Mines Ltd.	777,000
64,000	JPMorgan Chase & Co.	2,260,480
10,000	Kohl's Corporation	559,100
3,000	Lehman Brothers Holdings Inc.	297,840
25,000	Lexmark International, Inc. - Class A	1,620,750
15,000	M-Systems Flash Disk Pioneers Ltd.	287,550
295,348	Majesco Entertainment Company	1,931,576
160,000	Mattel, Inc.	2,928,000
22,000	MBIA Inc.	1,304,820
32,000	Mercury Interactive Corporation	1,227,520
10,000	Merrill Lynch & Co., Inc.	550,100
23,000	MGIC Investment Corporation	1,500,060
90,000	Micron Technology, Inc.	918,900
25,000	Navistar International Corporation	800,000
83,000	Nokia Oyj - ADR	1,381,120
5,250	PHH Corporation	135,030
15,000	Plantronics, Inc.	545,400
44,000	QLogic Corporation	1,358,280
52,500	QUALCOMM Inc.	1,733,025
120,000	Rent-A-Center, Inc.	2,794,800
18,000	Ruby Tuesday, Inc.	466,200
160,000	Sabre Holdings Corporation	3,192,000
89,500	SanDisk Corporation	2,123,835
80,000	The Shaw Group Inc.	1,720,800
30,000	Silicon Laboratories Inc.	786,300
35,000	Southwestern Resources Corp.	304,509
235,000	SPDR Trust Series 1	28,007,300
75,000	SUPERVALU INC.	2,445,750
10,000	Technology Select Sector SPDR Fund	199,300
6,000	Texas Instruments Incorporated	168,420
20,000	United Rentals, Inc.	404,200
25,000	UST Inc.	1,141,500
50,000	Wal-Mart Stores, Inc.	2,410,000
10,000	Warner Music Group Corp.	162,000
27,000	Washington Mutual, Inc.	1,098,630
28,500	Websense, Inc.	1,369,425
28,000	Whirlpool Corporation	1,963,080
24,000	Xilinx, Inc.	612,000
	TOTAL SECURITIES SOLD SHORT (Proceeds $148,130,508)	$161,322,477

ADR-	American Depository Receipt

PRUDENT GLOBAL INCOME FUND
Schedule of Investments
June 30, 2005 (unaudited)

Shares			Value
		COMMON STOCKS - 7.2%

		CANADA - 2.4%
871,100		BacTech Mining Corporation (2)	$17,774
445,000		Central Fund of Canada Limited - Class A	2,358,500
1,375,000		First Majestic Resource Corp.	1,615,997
		(Acquired 5/07/2004, Cost $1,518,344) (1) (2) (4) r
600,000		Gateway Gold Corp.	342,787
		(Acquired 3/04/2004, Cost $1,237,135) (1) (2) r
210,000		Goldcorp Inc.	3,332,844
65,000		Placer Dome Inc.	999,700
138,900		Wolfden Resources Inc. (2)	294,748
			8,962,350

		CHANNEL ISLANDS - 2.2%
560,306		Randgold Resources Limited - ADR (2)	7,877,902

		SOUTH AFRICA - 0.8%
85,000		AngloGold Ashanti Limited - ADR	3,037,050

		SWEDEN - 1.2%
3,343,769		Riddarhyttan Resources AB (2)	4,601,203

		UNITED STATES - 0.6%
100,000		Royal Gold, Inc.	2,012,000

		TOTAL COMMON STOCK (Cost $23,360,759)	26,490,505

		PREFERRED STOCK - 0.2%
109,900		Freeport-McMoRan Copper & Gold, Inc. (2)	801,171
		TOTAL PREFERRED STOCK
		(Cost $873,705)	801,171

Ounces
		COMMODITIES - 1.2%
10,096		Gold Bullion (1) (2)	4,400,849
		TOTAL COMMODITIES
		(Cost $3,094,451)	4,400,849

Principal
Amount
		CORPORATE NOTES - 2.0%
$ 7,000,000		UBS AG	7,157,500
		0.00%, 8/29/2008
		(Acquired 5/22/2003, Cost $7,000,000) (1) (3) r
		TOTAL CORPORATE NOTES
		(Cost $7,000,000)	7,157,500

		CONVERTIBLE BONDS - 0.5%
3,000,000	CN	BacTech Mining Corporation 10.00%, 3/15/2009	1,713,936
		(Acquired 3/15/2004, Cost $2,230,050) (1) r
		TOTAL CONVERTIBLE BONDS	1,713,936
		(Cost $2,230,050)

		U.S. TREASURY OBLIGATIONS - 18.7%
		U.S. Treasury Notes:
12,500,000		2.25%, 4/30/2006	12,371,587
11,600,000		2.00%, 5/15/2006	11,451,381
8,000,000		2.50%, 5/31/2006	7,925,936
37,100,000		2.75%, 6/30/2006	36,814,515
		TOTAL U.S. TREASURIES
		(Cost $68,666,865)	68,563,419

		FOREIGN TREASURY OBLIGATIONS - 51.1%
		AUSTRALIA - 2.1%
		Australian Government Bond:
6,207,000	AU	7.50%, 7/15/2005	4,724,617
4,000,000	AU	10.00%, 2/15/2006	3,127,648
			7,852,265

		AUSTRIA - 5.8%
		Austrian Government Note:
26,825,000	SF	3.25%, 1/27/2006	21,223,009

		DENMARK - 2.0%
		Kingdom of Denmark Note:
33,425,000	DK	5.00%, 8/15/2005	5,444,898
11,370,000	DK	3.00%, 11/15/2006	1,869,486
			7,314,384

		FINLAND - 1.7%
		Finnish Government Note:
5,098,000	EU	2.75%, 7/04/2006	6,216,450

		FRANCE - 5.7%
		French Treasury Bond:
8,228,000	EU	7.75%, 10/25/2005	10,127,725
		French Treasury Note:
8,970,000	EU	5.00%, 7/12/2005	10,862,173
			20,989,898

		ICELAND - 3.6%
		Nordic Treasury Note:
989,000,000	IK	0.00%, 2/09/2007 (1)	13,241,691

		ITALY - 1.0%
		Republic of Italy Note:
400,000,000	JY	0.38%, 10/10/2006	3,622,621

		NETHERLANDS - 0.3%
		Netherlands Government Note:
865,000	EU	3.00%, 7/15/2006	1,057,739

		NEW ZEALAND - 3.2%
		New Zealand Government Note:
16,650,000	NZ	6.50%, 2/15/2006	11,585,114

		NORWAY - 2.8%
		Norwegian Government Bond:
62,559,000	NK	6.75%, 1/15/2007	10,193,918

		SINGAPORE - 6.5%
		Singapore Government Notes:
10,438,000	SD	4.38%, 10/15/2005	6,235,297
29,955,000	SD	1.00%, 2/01/2006	17,674,969
			23,910,266

		SPAIN - 2.8%
		Spanish Government Note:
8,517,000	EU	3.20%, 1/31/2006	10,376,113

		SWEDEN - 1.1%
		Swedish Government Note:
30,820,000	SK	3.50%, 4/20/2006	4,005,077

		SWITZERLAND - 10.3%
		Swiss Government Bond:
46,859,000	SF	4.50%, 4/8/2006	37,609,498

		UNITED KINGDOM - 2.2%
		United Kindgom Treasury Bond:
4,450,000	BP	8.50%, 12/07/2005	8,114,635

		TOTAL FOREIGN TREASURY OBLIGATIONS
		(Cost $196,721,520)	187,312,678

Shares
		WARRANTS - 0.0%
2,000,000		BacTech Mining Corporation	—
		Expiration March 2006
		Exercise Price $1.00 CN
		(Acquired 3/15/2004, Cost $20,000) (1) r
687,500		First Majestic Resource Corp.	132,646
		Expiration May 2006
		Exercise Price $1.85 CN
		(Acquired 5/07/2004, Cost $6,875) (1) r
		TOTAL WARRANTS (Cost $26,875)	132,646

Principal
Amount		SHORT-TERM INVESTMENTS - 16.7%

		Foreign Treasury Obligations - 15.4%
		Canadian Government Bill:
23,270,000	CN	0.00%, 12/01/2005	18,789,207
		Hong Kong Government Bill:
231,500,000	HK	0.00%, 10/12/2005 (1)	29,559,023
		Norwegian Treasury Bill:
53,795,000	NK	0.00%, 12/21/2005	8,156,433
			56,504,663

Shares		Mutual Funds - 0.5%
1,986,346		Treasury Cash Series II	1,986,346

Principal
Amount		U.S. Treasury Obligations - 0.8%
		U.S. Treasury Bill:
$ 3,000,000		2.38%, 7/14/2005	2,997,228

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $61,470,218)	61,488,237

		TOTAL INVESTMENTS (Cost $363,444,443) - 97.6%	358,060,941

		Other Assets less Liabilities - 2.4%	8,721,953

		Total Net Assets - 100.0%	$366,782,894

r		Restricted security.
(1)		Fair valued investment.
(2)		Non-income producing security.
(3)		Redemption value linked to the value of gold bullion.
(4)		Affiliated company.
ADR-		American Depository Receipt
AU-		Australian Dollars
BP-		British Pounds
CN-		Canadian Dollars
DK-		Danish Krone
EU-		European Monetary Units
HK-		Hong Kong Dollars
IK-		Iceland Krona
JY-		Japanse Yen
NK-		Norwegian Kroner
NZ-		New Zealand Dollars
SD-		Singapore Dollars
SF-		Swiss Francs
SK-		Swedish Krona

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudent Bear Funds, Inc.

By (Signature and Title)  /s/ David W. Tice
David W. Tice, President

Date  August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ David W. Tice
David W. Tice, President

Date  August 22, 2005

By (Signature and Title)  /s/ David W. Tice
David W. Tice, Treasurer

Date  August 22, 2005